INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Investments Abstract
SCHEDULE OF INVESTMENTS

Balance at December 31, 2021	$291,066
Change in fair value	(60,724)
Balance at June 30, 2022	$230,342

Fair value of investments is comprised of:

Public company shares	$100,000
Public company warrants	1,429
Private company shares	128,913
Balance at June 30, 2022	$230,342

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS
	June 30, 2022	March 10, 2021
Risk free interest rate	3.09%	0.28%
Expected volatility	102.69%	150.88%
Expected life	0.71 years	2 years
Expected dividend yield	0%	0%